Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Inventories recognised as expense	₩ 3,926,199	₩ 3,855,089	₩ 3,589,809
Valuation loss and reversal of valuation loss	₩ 55,288	₩ 11,165	₩ (20,223)